Neuberger Berman Genesis Portfolio Expense Example - Neuberger Berman Genesis Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,078
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	1,368
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	562
Expense Example, with Redemption, 10 Years	$ 1,253